Report Of The Directors Financial Review Risk Report	6 Months Ended
Jun. 30, 2020
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
Transfers of financial instruments:	(138,661)	(148)	131,316	498	7,345	(350)	—	—	—	—
– transfers from stage 1 to stage 2	(175,849)	489	175,849	(489)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	39,559	(638)	(39,559)	638	—	—	—	—	—	—
– transfers to stage 3	(2,724)	11	(5,434)	392	8,158	(403)	—	—	—	—
– transfers from stage 3	353	(10)	460	(43)	(813)	53	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	355	—	(558)	—	(712)	—	—	—	(915)
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	215,501	(291)	—	—	—	—	12	—	215,513	(291)
Asset derecognised (including final repayments)	(163,342)	52	(12,522)	203	(1,064)	176	(20)	1	(176,948)	432
Changes to risk parameters – further lending/repayments	13,119	(169)	2,831	(221)	(300)	63	(31)	(1)	15,619	(328)
Change in risk parameters – credit quality	—	(620)	—	(2,561)	—	(2,266)	—	(3)	—	(5,450)
Changes to models used for ECL calculation	—	30	—	(63)	—	(9)	—	—	—	(42)
Assets written off	—	—	—	—	(1,249)	1,249	—	—	(1,249)	1,249
Credit-related modifications that resulted in derecognition	—	—	—	—	(1)	—	—	—	(1)	—
Foreign exchange	(43,145)	90	(2,672)	162	(588)	196	(13)	4	(46,418)	452
Other	36	12	93	(7)	16	(8)	7	(1)	152	(4)
At 30 Jun 2020	1,445,121	(2,153)	224,597	(4,988)	18,494	(6,782)	300	(99)	1,688,512	(14,022)
ECL income statement change for the period[1]		(643)		(3,200)		(2,748)		(3)		(6,594)
Recoveries										127
Other										3
Total ECL income statement change for the period										(6,464)

1
In addition to the $2.8bn stage 3 (personal: $0.6bn, wholesale: $2.2bn) and POCI ECL income statement charge for the period presented above, the Group also recognised a stage 3 and POCI ECL income statement charge of $0.2bn in respect of other financial assets measured at amortised cost, performance and other guarantees and debt instruments measured at FVOCI.

	At 30 Jun 2020		6 months ended 30 Jun 2020
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,688,512	(14,022)	(6,464)
Other financial assets measured at amortised cost	751,872	(243)	(127)
Non-trading reverse purchase agreement commitments	86,949	—	—
Performance and other guarantees	—	—	(157)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,527,333	(14,265)	(6,748)
Debt instruments measured at FVOCI	402,331	(242)	(110)
Total allowance for ECL/total income statement ECL charge for the period	n/a	(14,507)	(6,858)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	1,502,976	(1,449)	95,104	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
Transfers of financial instruments:	(36,244)	(543)	31,063	1,134	5,181	(591)	—	—	—	—
– transfers from stage 1 to stage 2	(108,434)	487	108,434	(487)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	73,086	(1,044)	(73,086)	1,044	—	—	—	—	—	—
– transfers to stage 3	(1,284)	59	(5,022)	665	6,306	(724)	—	—	—	—
– transfers from stage 3	388	(45)	737	(88)	(1,125)	133	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	669	—	(676)	—	(114)	—	—	—	(121)
New financial assets originated or purchased	504,064	(534)	—	—	—	—	135	(21)	504,199	(555)
Assets derecognised (including final repayments)	(352,961)	112	(19,909)	553	(2,712)	656	(26)	8	(375,608)	1,329
Changes to risk parameters – further lending/repayment	(72,239)	291	(2,560)	67	402	(6)	28	12	(74,369)	364
Changes in risk parameters – credit quality	—	2	—	(1,208)	—	(2,704)	—	(51)	—	(3,961)
Changes to models used for ECL calculation	—	(6)	—	4	—	14	—	—	—	12
Assets written off	—	—	—	—	(2,657)	2,657	(140)	140	(2,797)	2,797
Credit-related modifications that resulted in derecognition	—	—	—	—	(268)	125	—	—	(268)	125
Foreign exchange	16,838	(9)	1,201	(40)	160	(31)	1	1	18,200	(79)
Other	(821)	3	652	3	(3)	8	13	6	(159)	20
At 31 Dec 2019	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
ECL income statement change for the period		534		(1,260)		(2,154)		(52)		(2,932)
Recoveries										361
Others										(20)
Total ECL income statement change for the period[1]										(2,591)

	At 31 Dec 2019		12 months ended 31 Dec 2019
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,681,844	(9,125)	(2,591)
Other financial assets measured at amortised cost	615,179	(118)	(26)
Non-trading reverse purchase agreement commitments	53,093	—	—
Performance and other guarantees	—	—	(34)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,350,116	(9,243)	(2,651)
Debt instruments measured at FVOCI	355,664	(166)	(105)
Total allowance for ECL/total income statement ECL charge for the period	n/a	(9,409)	(2,756)

1	The 31 December 2019 total ECL income statement change of $2,591m is attributable to $1,136m for the six months ended 30 June 2019 and $1,455m to the six months ended 31 December 2019.
Credit quality of financial instruments
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the following table. Personal lending credit quality is disclosed based on a
12-month point-in-time PD adjusted for multiple economic scenarios. The credit quality classifications for wholesale lending are unchanged and are based on internal credit risk ratings.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
		Gross carrying/nominal amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		493,586	243,340	248,791	28,756	17,435	1,031,908	(13,227)	1,018,681
– stage 1		480,945	203,612	160,839	7,282	—	852,678	(1,906)	850,772
– stage 2		12,641	39,728	87,952	21,474	—	161,795	(4,553)	157,242
– stage 3		—	—	—	—	17,139	17,139	(6,669)	10,470
– POCI		—	—	—	—	296	296	(99)	197
Loans and advances to banks at amortised cost		69,599	4,039	2,382	1,040	9	77,069	(54)	77,015
– stage 1		66,544	2,919	2,142	88	—	71,693	(26)	71,667
– stage 2		3,055	1,120	240	952	—	5,367	(23)	5,344
– stage 3		—	—	—	—	9	9	(5)	4
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		665,256	60,821	24,788	774	233	751,872	(243)	751,629
– stage 1		664,153	58,654	21,716	201	—	744,724	(96)	744,628
– stage 2		1,103	2,167	3,072	573	—	6,915	(63)	6,852
– stage 3		—	—	—	—	232	232	(84)	148
– POCI		—	—	—	—	1	1	—	1
Loan and other credit-related commitments		407,827	149,477	81,707	8,087	1,058	648,156	(622)	647,534
– stage 1		400,182	131,509	60,334	2,375	—	594,400	(193)	594,207
– stage 2		7,645	17,968	21,373	5,712	—	52,698	(339)	52,359
– stage 3		—	—	—	—	1,055	1,055	(90)	965
– POCI		—	—	—	—	3	3	—	3
Financial guarantees		6,348	5,393	5,068	1,223	296	18,328	(119)	18,209
– stage 1		5,918	4,290	2,590	331	—	13,129	(28)	13,101
– stage 2		430	1,103	2,478	892	—	4,903	(73)	4,830
– stage 3		—	—	—	—	295	295	(18)	277
– POCI		—	—	—	—	1	1	—	1
At 30 Jun 2020		1,642,616	463,070	362,736	39,880	19,031	2,527,333	(14,265)	2,513,068
Debt instruments at FVOCI	1
– stage 1		369,864	9,395	9,533	—	—	388,792	(124)	388,668
– stage 2		2,812	616	387	962	—	4,777	(18)	4,759
– stage 3		—	—	—	—	280	280	(100)	180
– POCI		—	—	—	—	—	—	—	—
At 30 Jun 2020		372,676	10,011	9,920	962	280	393,849	(242)	393,607

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		524,889	258,402	228,485	20,007	13,692	1,045,475	(8,732)	1,036,743
– stage 1		523,092	242,631	181,056	4,804	—	951,583	(1,297)	950,286
– stage 2		1,797	15,771	47,429	15,185	—	80,182	(2,284)	77,898
– stage 3		—	—	—	—	13,378	13,378	(5,052)	8,326
– POCI		—	—	—	18	314	332	(99)	233
Loans and advances to banks at amortised cost		60,636	5,329	1,859	1,395	—	69,219	(16)	69,203
– stage 1		60,548	5,312	1,797	112	—	67,769	(14)	67,755
– stage 2		88	17	62	1,283	—	1,450	(2)	1,448
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		537,253	54,505	22,766	503	152	615,179	(118)	615,061
– stage 1		536,942	54,058	21,921	279	—	613,200	(38)	613,162
– stage 2		311	447	845	224	—	1,827	(38)	1,789
– stage 3		—	—	—	—	151	151	(42)	109
– POCI		—	—	—	—	1	1	—	1
Loan and other credit-related commitments		369,424	146,988	77,499	5,338	780	600,029	(329)	599,700
– stage 1		368,711	141,322	66,283	1,315	—	577,631	(137)	577,494
– stage 2		713	5,666	11,216	4,023	—	21,618	(133)	21,485
– stage 3		—	—	—	—	771	771	(59)	712
– POCI		—	—	—	—	9	9	—	9
Financial guarantees		7,441	6,033	5,539	1,011	190	20,214	(48)	20,166
– stage 1		7,400	5,746	4,200	338	—	17,684	(16)	17,668
– stage 2		41	287	1,339	673	—	2,340	(22)	2,318
– stage 3		—	—	—	—	186	186	(10)	176
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2019		1,499,643	471,257	336,148	28,254	14,814	2,350,116	(9,243)	2,340,873
Debt instruments at FVOCI	1
– stage 1		333,072	10,941	6,902	—	—	350,915	(39)	350,876
– stage 2		86	25	320	544	—	975	(127)	848
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	1	1	—	1
At 31 Dec 2019		333,158	10,966	7,222	544	1	351,891	(166)	351,725

1
For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.